Cover Page	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	USD Partners LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36674
Entity Tax Identification Number	30-0831007
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	281
Local Phone Number	291-0510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	USDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001610682
Amendment Flag	false